Covered Assets	12 Months Ended
Sep. 30, 2012
Covered Assets [Abstract]
Covered Assets
Covered Assets
Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to loss sharing agreements and were $317,925,000 as of September 30, 2012, versus $438,566,000 as of September 30, 2011.

The Company evaluated the acquired loans for impairment. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2012 and 2011:

	September 30, 2012			September 30, 2011
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$7,699	$35,676	$43,375	$9,235	$46,214	$55,449
Construction – speculative	4,519	90	4,609	8,006	1,315	9,321
Construction – custom	1,196	—	1,196	2,799	—	2,799
Land – acquisition & development	22,747	11,430	34,177	32,159	15,058	47,217
Land – consumer lot loans	497	498	995	499	654	1,153
Multi-family	4,698	27,645	32,343	9,333	34,906	44,239
Commercial real estate	83,784	121,592	205,376	101,599	148,464	250,063
Commercial & industrial	18,504	13,023	31,527	35,993	22,881	58,874
HELOC	309	17,971	18,280	1,829	21,730	23,559
Consumer	659	918	1,577	1,485	1,199	2,684
Total covered loans	$144,612	$228,843	$373,455	$202,937	$292,421	$495,358
Allowance for losses	—	—	—	(3,766)	—	(3,766)
	$144,612	$228,843	$373,455	$199,171	$292,421	$491,592
Discount			(85,079)			(109,409)
Covered loans, net			$288,376			$382,183

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2012 and 2011:

	September 30, 2012				September 30, 2011
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944
Additions	—	—	—	—	—	—	—	—
Reclassification from nonaccretable balance, net	34,690	—	—	—	24,025	—	—	—
Accretion	(20,860)	20,860	(6,581)	6,581	(13,972)	13,972	(9,443)	9,443
Transfers to REO	—	(15,905)	—	—	—	(54,638)	—	—
Payments received, net	—	(46,063)	—	(63,046)	—	(33,803)	—	(83,499)
Balance at end of period	$50,902	$74,953	$23,789	$213,423	$37,072	$116,061	$30,370	$269,888

At September 30, 2012, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans. The allowance for credit losses related to the acquired loans results from decreased expectations of future cash flows due to increased credit losses for certain acquired loan pools.
The outstanding principal balance of acquired loans was $373,455,000 and $491,592,000 as of September 30, 2012 and September 30, 2011, respectively. The discount balance related to the acquired loans was $85,079,000 and $109,409,000 as of September 30, 2012 and September 30, 2011, respectively.
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2012	September 30, 2011
	(In thousands)
Balance at beginning of period	$101,634	$131,128
Additions	3,284	10,470
Payments received	(3,456)	(32,828)
Amortization	(15,510)	(10,239)
Accretion	1,619	3,103
Balance at end of period	$87,571	$101,634

The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2012:
Credit Risk Profile by Internally Assigned Grade:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$32,272	$—	$3,404	$—	$—	$35,676
Construction - speculative	90	—	—	—	—	90
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	3,440	1,970	6,020	—	—	11,430
Land - consumer lot loans	498	—	—	—	—	498
Multi-family	24,898	—	2,747	—	—	27,645
Commercial real estate	89,530	298	31,764	—	—	121,592
Commercial & industrial	7,146	510	5,367	—	—	13,023
HELOC	17,971	—	—	—	—	17,971
Consumer	918	—	—	—	—	918
	176,763	2,778	49,302	—	—	228,843
Total grade as a % of total net loans	77.3%	1.2%	21.5%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,795	5,301	35,857	—	—	50,953
Pool 2 - Single-family residential	669	—	2,953	—	—	3,622
Pool 3 - Multi-family	—	—	2,996	—	—	2,996
Pool 4 - HELOC & other consumer	1,094	—	3,096	—	—	4,190
Pool 5 - Commercial real estate	404	25,785	41,403	—	—	67,592
Pool 6 - Commercial & industrial	3,787	1,006	10,466	—	—	15,259
	$15,749	$32,092	$96,771	$—	$—	$144,612
					Total covered loans	373,455
					Discount	(85,079)
					Allowance	$—
					Covered loans, net	$288,376

The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2012.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$35,676	$32,601	$2,075	$—	$1,000	$3,075	8.62%
Construction - speculative	90	90	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	11,430	9,922	—	—	1,508	1,508	13.19%
Land - consumer lot loans	498	385	—	—	113	113	22.69%
Multi-family	27,645	26,137	—	—	1,508	1,508	5.45%
Commercial real estate	121,592	115,206	17	4,447	1,922	6,386	5.25%
Commercial & industrial	13,023	9,513	—	69	3,441	3,510	26.95%
HELOC	17,971	17,440	97	50	384	531	2.95%
Consumer	918	916	—	1	1	2	0.22%
	$228,843	$212,210	$2,189	$4,567	$9,877	$16,633	7.27%